Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Notional Amounts of Outstanding Derivative Positions [Table Text Block]

	At December 31,
In thousands	2017	2016
Natural gas (in therms):
Financial	429,100	477,430
Physical	520,268	535,450
Foreign exchange	$7,669	$7,497

Income Statement Presentation of Derivative Instruments [Text Block]

	December 31, 2017		December 31, 2016
In thousands	Natural gas commodity	Foreign exchange	Natural gas commodity	Foreign exchange
Benefit (expense) to cost of gas	$(26,000)	$107	$22,746	$(130)
Operating revenues	(1,021)	—	995	—

Amounts deferred to regulatory accounts on balance sheet	26,665	(107)	(23,394)	130
Total gain (loss) in pre-tax earnings	$(356)	$—	$347	$—

Table Of Estimated Collateral Calls Table [Table Text Block]

		Credit Rating Downgrade Scenarios
In thousands	(Current Ratings) A+/A3	BBB+/Baa1	BBB/Baa2	BBB-/Baa3	Specul-ative
With Adequate Assurance Calls	$—	$—	$—	$(5,428)	$(15,422)
Without Adequate Assurance Calls	—	—	—	(5,428)	(11,594)